OTHER CURRENT ASSETS (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
OTHER CURRENT ASSETS
Prepaid frequency license fees - current portion (Note 33c.i)	Rp 6,173	Rp 5,289
Advances	768	679
Prepaid salaries	276	218
Prepaid rental	71	105
Others (each below Rp100 billion)	442	475
Total	Rp 7,730	Rp 6,766